Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
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Analysis of the Net Liability and Net Period Cost for Employee Benefit
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2022		2023
Mexico	Ps.	112,031,055	Ps.	119,265,063
Puerto Rico		8,859,265		7,227,422
Brazil		6,303,584		7,401,235
Europe		9,971,256		8,919,884
Ecuador		519,239		479,762
El Salvador		135,299		113,508
Nicaragua		62,327		53,974
Honduras		41,292		55,295

Total	Ps.	137,923,317	Ps.	143,516,143

	For the year ended December 31,
	2021		2022		2023
Mexico	Ps.	15,507,652	Ps.	13,673,155	Ps.	14,601,940
Puerto Rico		548,550		538,681		170,389
Brazil		724,587		587,552		369,624
Europe		1,753,872		1,176,028		1,750,101
Ecuador		111,353		(29,743)		40,498
El Salvador		19,081		14,384		15,190
Nicaragua		18,561		11,502		10,937
Honduras		4,718		7,593		13,257

Total	Ps.	18,688,374	Ps.	15,979,152	Ps.	16,971,936

Summary of Defined Benefit Obligation (DBO) and Plan Assets for the Pension and Other Benefit Obligation Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2022							2023
	DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability		DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability
Mexico	Ps.	285,775,547	Ps.(174,814,669)	Ps.	—	Ps.	110,960,878	Ps.	293,551,400	Ps.(175,265,188)	Ps.	—	Ps.	118,286,212
Puerto Rico		26,747,454	(17,888,189)		—		8,859,265		22,244,771	(15,017,349)		—		7,227,422
Brazil		14,599,954	(15,823,761)		6,064,069		4,840,262		15,045,247	(13,810,050)		4,055,040		5,290,237
Europe		3,464,777	—		—		3,464,777		3,384,633	—		—		3,384,633

Total	Ps.	330,587,732	Ps.(208,526,619)	Ps.	6,064,069	Ps.	128,125,182	Ps.	334,226,051	Ps.(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

Summary of the Actuarial Results Generated for the Pension and Retirement Plans as well as the Medical Services
Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2021, 2022 and 2023:

	At December 31, 2021
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,003,240	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,847,297
Current service cost		2,090,896						2,090,896
Interest cost on projected benefit obligation		28,913,257						28,913,257
Expected return on plan assets				(15,112,669)				(15,112,669)
Changes in the asset ceiling during the period and others						215,544		215,544
Past service costs and other				139,910				139,910
Actuarial gain for changes in experience		(23,024)						(23,024)
Actuarial gain from changes in demographic assumptions		(48)						(48)
Actuarial gain from changes in financial assumptions		(6,907)						(6,907)

Net period cost	Ps.	30,974,174	Ps.	(14,972,759)	Ps.	215,544	Ps.	16,216,959
Actuarial loss for changes in experience		10,728,950						10,728,950
Actuarial gain from changes in demographic assumptions		(104,568)						(104,568)
Actuarial gain from changes in financial assumptions		(4,099,321)						(4,099,321)
Changes in the asset ceiling during the period and others						969,433		969,433
Return on plan assets greater than discount rate (shortfall)		(22,198,615)						(22,198,615)

Recognized in other comprehensive income	Ps.	6,525,061	Ps.	(22,198,615)	Ps.	969,433	Ps.	(14,704,121)
Contributions made by plan participants		99,201		(99,201)				—
Contributions to the pension plan made by the Company				311,108				311,108
Benefits paid		(10,574,420)		10,348,544				(225,876)
Payments to employees		(25,042,314)						(25,042,314)
Effect of translation		330,770		(166,676)		(156,158)		7,936

Others	Ps.	(35,186,763)	Ps.	10,393,775	Ps.	(156,158)	Ps.	(24,949,146)
Balance at the end of the year		345,315,712		(218,327,182)		4,422,459		131,410,989
Less short-term portion		(236,304)						(236,304)

Non-current obligation	Ps.	345,079,408	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,174,685

	At December 31, 2022
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	345,315,712	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,410,989
Current service cost		1,534,180		—		—		1,534,180
Interest cost on projected benefit obligation		30,565,134		—		—		30,565,134
Expected return on plan assets		—		(18,819,322)		—		(18,819,322)
Changes in the asset ceiling during the period and others		—		—		398,399		398,399
Past service costs and other		—		142,911		—		142,911
Actuarial gain for changes in experience		(43,603)		—		—		(43,603)
Actuarial gain from changes in demographic assumptions		(64)		—		—		(64)
Actuarial gain from changes in financial assumptions		(88,990)		—		—		(88,990)

Net period cost	Ps.	31,966,657	Ps.	(18,676,411)	Ps.	398,399	Ps.	13,688,645
Actuarial loss for changes in experience		2,747,706		—		—		2,747,706
Actuarial loss from changes in demographic assumptions		55,037		—		—		55,037
Actuarial gain from changes in financial assumptions		(9,838,708)		—		—		(9,838,708)
Changes in the asset ceiling during the period and others		—		—		1,283,501		1,283,501
Return on plan assets greater than discount rate (shortfall)		—		13,719,181		—		13,719,181

Recognized in other comprehensive income	Ps.	(7,035,965)	Ps.	13,719,181	Ps.	1,283,501	Ps.	7,966,717
Contributions made by plan participants		78,642		(78,642)		—		—
Contributions to the pension plan made by the Company		—		516,280		—		516,280
Benefits paid		(13,502,781)		13,221,202		—		(281,579)
Payments to employees		(23,753,735)		—		—		(23,753,735)
Plan changes		12,461		—		—		12,461
Effect of translation		(2,218,050)		1,098,953		(40,290)		(1,159,387)

Others	Ps.	(39,383,463)	Ps.	14,757,793	Ps.	(40,290)	Ps.	(24,665,960)
Balance at the end of the year		330,862,941		(208,526,619)		6,064,069		128,400,391
Less short-term portion		(275,209)		—				(275,209)

Non-current obligation	Ps.	330,587,732	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

	At December 31, 2023
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	330,862,941	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,400,391
Current service cost		2,044,102		—		—		2,044,102
Interest cost on projected benefit obligation		33,203,706		—		—		33,203,706
Expected return on plan assets		—		(20,251,931)		—		(20,251,931)
Changes in the asset ceiling during the period and others		—		—		585,667		585,667
Past service costs and other		(322,700)		145,646		—		(177,054)
Actuarial gain for changes in experience		(20,645)		—		—		(20,645)
Actuarial loss from changes in demographic assumptions		134		—		—		134
Actuarial loss from changes in financial assumptions		30,958		—		—		30,958

Net period cost	Ps.	34,935,555	Ps.	(20,106,285)	Ps.	585,667	Ps.	15,414,937
Actuarial loss for changes in experience		10,632,144		—		—		10,632,144
Actuarial gain from changes in demographic assumptions		(430,315)		—		—		(430,315)
Actuarial loss from changes in financial assumptions		1,900,436		—		—		1,900,436
Changes in the asset ceiling during the period and others		—		—		(2,247,990)		(2,247,990)
Return on plan assets greater than discount rate (shortfall)		—		(6,210,593)		—		(6,210,593)

Recognized in other comprehensive income	Ps.	12,102,265	Ps.	(6,210,593)	Ps.	(2,247,990)	Ps.	3,643,682
Contributions made by plan participants		45,404		(45,404)		—		—
Contributions to the pension plan made by the Company		—		(10,853)		—		(10,853)
Benefits paid		(27,844,968)		27,547,809		—		(297,159)
Payments to employees		(10,868,600)		—		—		(10,868,600)
Plan changes		(29,383)		—				(29,383)
Effect of translation		(4,745,061)		3,259,358		(346,706)		(1,832,409)

Others	Ps.	(43,442,608)	Ps.	30,750,910	Ps.	(346,706)	Ps.	(13,038,404)
Balance at the end of the year		334,458,153		(204,092,587)		4,055,040		134,420,606
Less short-term portion		(232,102)		—		—		(232,102)

Non-current obligation	Ps.	334,226,051	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

Schedule of Plan Assets Invested
At December 31

	2022			2023
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	40%	—	74%	42%	—	76%
Debt instruments	24%	92%	26%	23%	91%	24%
Others	36%	8%	—	35%	9%	—

	100%	100%	100%	100%	100%	100%

Summary of Assumptions Used in Determining the Net Period Cost
The assumptions used in determining the net period cost were as follows:

	2021				2022				2023
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return				0.25%,
		8.51% &		0.75% &		10.11% &				9.050% &
	2.75%	8.67%	10.4%	1.00%	5.42%	10.05%	11.5%	3.75%	5.13%	9.20%	11.65%	3.25%

Rate of future salary increases				3.00%,				4.5%,				6.0%
				3.40% &				5.3% &				&
	2.75%	3.25%	2.80%	4.00%	2.75%	3.50%	2.8%	3.4%, 4.6%	2.00%	3.50%	2.8%	3.6%5.4%

Percentage of increase in health care costs for the coming year	2.72%	9.44%			5.44%	9.71%			5.13%	9.71%

Year to which this level will be maintained	N/A	2030		NA		2031			NA	2032

Rate of increase of pensions				1.60%				1.90%				2.50%

Employee turnover rate*				0.00% 1.12%				0.00% 1.03%				0.00%- 0.91%

*	Depending on years of service

Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits

	-100 points		+100 points
Discount rate	Ps.	24,649,189	Ps.	(21,708,327)
Health care cost trend rat	Ps.	(432,588)	Ps.	495,862

Summary of Long-Term Direct Employee Benefits

	Balance at December 31, 2021	Effect of translation	Increase of the year	Payments	Balance at December 31, 2022
Long-term direct employee benefits	Ps.7,925,846	Ps.(879,484)	Ps.1,376,566	Ps.(2,019,176)	Ps.6,403,752

	Balance at December 31, 2022	Effect of translation	Increase of the year	Payments	Balance at December 31, 2023
Long-term direct employee benefits	Ps.6,403,752	Ps.(647,033)	Ps.1,608,275	Ps.(1,975,199)	Ps.5,389,795